UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          May 13, 2008
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   36
                                                     ------------

Form 13F Information Table Value Total:              $  129,750
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

                                            FORM 13F INFORMATION TABLE
                                              VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS CUSIP NO  (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Brandywine Realty T     COM        105368203  2295892           135371SH      SOLE          135371        0         0
Brinks Company          COM        109696104  4632397            68955SH      SOLE           68955        0         0
Carter's                COM        146229109  3182244           197043SH      SOLE          197043        0         0
Charles River Labs      COM        159864107  4469420            75830SH      SOLE           75830        0         0
Chart Industries        COM       16115Q308   5525057           163270SH      SOLE          163270        0         0
Circor Int'l            COM        168615102   250490             5416SH      SOLE           5416         0         0
Edwards Lifescience     COM       17273K109   3201007            71852SH      SOLE           71852        0         0
Euronet Worldwide       COM        298736109  3691853           191685SH      SOLE          191685        0         0
General Cable           COM        369300108  4271647            72315SH      SOLE           72315        0         0
Global Payments         COM       37940X102   3125989            75580SH      SOLE           75580        0         0
Grant Prideco           COM       38821G101   4396183            89317SH      SOLE           89317        0         0
HCC Insurance Holdi     COM        404132102  4188824           184611SH      SOLE          184611        0         0
Hexcel                  COM        428291108  4993596           261308SH      SOLE          261308        0         0
Host Hotels & Resor     COM       44107P104   4547691           285659SH      SOLE          285659        0         0
IDEX Corporation        COM       45167R104   3552490           115754SH      SOLE          115754        0         0
Jacobs Engineering      COM        469814107  4709613            63998SH      SOLE           63998        0         0
Key Energy Services     COM        492914106  2647350           197269SH      SOLE          197269        0         0
Kinder Morgan Energ     COM        494550106  3457064            63212SH      SOLE           63212        0         0
Kinder Morgan Manag     COM       49455U100   1721194            33769SH      SOLE           33769        0         0
Kroger                  COM        501044101  5002174           196936SH      SOLE          196936        0         0
Omnicare                COM        681904108  2871078           158099SH      SOLE          158099        0         0
PMI Group               COM       69344M101    545095            93659SH      SOLE           93659        0         0
PartnerRe               COM       G6852T105   2286329            29965SH      SOLE           29965        0         0
Pioneer Natural Res     COM        723787107  5391952           109771SH      SOLE          109771        0         0
Principal Financial     COM       74251V102   3471467            62302SH      SOLE           62302        0         0
Roper Industries        COM        776696106  2060369            34663SH      SOLE           34663        0         0
Ross Stores             COM        778296103  4342462           144942SH      SOLE          144942        0         0
SEI Investments         COM        784117103  2167510            87789SH      SOLE           87789        0         0
Southern Union Co.      COM        844030106  4843604           208148SH      SOLE          208148        0         0
Union Pacific           COM        907818108  2840609            22656SH      SOLE           22656        0         0
Valeant Pharma          COM       91911X104   2287114           178263SH      SOLE          178263        0         0
Varian Medical Syst     COM       92220P105   1807556            38590SH      SOLE           38590        0         0
Wabtec                  COM        929740108  5666926           150476SH      SOLE          150476        0         0
Waddell & Reed Fina     COM        930059100  6051204           188335SH      SOLE          188335        0         0
Weatherford Interna     COM       G95089101   5281324            72876SH      SOLE           72876        0         0
Zebra Technnologies     COM        989207105  3973643           119257SH      SOLE          119257        0         0

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